Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2020	June 30, 2019
Software	$12,177	$12,540
Securities license	967,729	-
Less: accumulated depreciation and amortization	(61,119)	(2,299)
Total	$918,787	$10,241

Amortization expense for the years ended June 30, 2020 and 2019 amounted to $58,784 and $2,318, respectively.

The estimated amortization is as follows:

Twelve months ending June 30,	Estimated amortization expense
USD
2021	$99,208
2022	99,208
2023	99,208
2024	96,976
Thereafter	524,187
Total	$918,787